Noncontrolling Interest	12 Months Ended
Dec. 31, 2014
Noncontrolling Interest [Abstract]
Noncontrolling Interest
5. Noncontrolling Interest
Concurrent with our IPO, the 35 percent interest in each of Haverhill and Middletown retained by SunCoke was recorded as a noncontrolling interest of the Partnership. Subsequent to the Haverhill and Middletown Dropdown, SunCoke's ownership in Haverhill and Middletown decreased to 2 percent and is recorded as noncontrolling interest of the Partnership on the Combined and Consolidated Statement of Income. Net income attributable to noncontrolling interest was $15.7 million and $40.8 million for the years ended December 31, 2014 and 2013, respectively.